Nonrecognized Subsequent Event (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of settlement	$ 17,000